UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-22215

International Growth and Income Fund
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: June 30

Date of reporting period: September 30, 2011

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

International Growth and Income FundSM
Investment portfolio

September 30, 2011
unaudited

Common stocks — 92.26%	Shares	Value (000)

FINANCIALS — 14.55%
Bank of Nova Scotia	1,424,000	$71,642
Prudential PLC1	7,208,148	61,696
Sumitomo Mitsui Financial Group, Inc.1	1,695,000	47,836
QBE Insurance Group Ltd.1	3,705,000	45,459
Toronto-Dominion Bank	610,000	43,420
Industrial and Commercial Bank of China Ltd., Class H1	76,129,500	36,799
United Overseas Bank Ltd.1	2,703,550	34,799
Agricultural Bank of China, Class H1	106,240,000	34,143
Sampo Oyj, Class A1	1,235,000	30,931
AXA SA1	2,079,939	27,006
Fairfax Financial Holdings Ltd.	70,000	26,928
Westfield Group1	3,405,000	25,210
HSBC Holdings PLC (Hong Kong)1	1,887,396	14,516
HSBC Holdings PLC (United Kingdom)1	1,008,896	7,689
Allianz SE1	215,150	20,246
BNP Paribas SA1	469,036	18,565
Sanlam Ltd.1	4,210,000	14,037
ING Groep NV, depository receipts1,2	1,730,000	12,176
China Life Insurance Co. Ltd., Class H1	3,800,000	8,982
Société Générale1	333,062	8,727
Standard Chartered PLC1	399,375	7,972
Banco Bilbao Vizcaya Argentaria, SA1	854,237	6,960
Itaú Unibanco Holding SA, preferred nominative	379,400	5,862
DnB NOR ASA1	361,555	3,609
		615,210

CONSUMER STAPLES — 13.28%
British American Tobacco PLC1	3,629,500	153,836
Unilever NV, depository receipts1	2,577,200	81,630
Tesco PLC1	12,236,914	71,579
Shoprite Holdings Ltd.1	3,585,000	50,195
Nestlé SA1	670,000	36,830
Kimberly-Clark de México, SAB de CV, Class A	6,400,000	32,904
Pernod Ricard SA1	369,660	28,984
Anheuser-Busch InBev NV1	375,000	19,888
Grupo Modelo, SAB de CV, Series C	3,425,000	19,606
Coca-Cola Amatil Ltd.1	1,703,988	19,497
Imperial Tobacco Group PLC1	537,000	18,135
Wesfarmers Ltd.1	500,000	15,109
Coca-Cola Hellenic Bottling Co. SA1	750,000	13,267
		561,460

TELECOMMUNICATION SERVICES — 10.17%
Koninklijke KPN NV1	5,785,000	76,157
Telstra Corp. Ltd.1	20,894,000	62,273
Portugal Telecom, SGPS, SA1	7,735,593	56,406
KT Corp.1	1,046,500	31,247
KT Corp. (ADR)	1,385,000	20,470
América Móvil, SAB de CV, Series L	23,370,000	25,799
América Móvil, SAB de CV, Series L (ADR)	1,108,000	24,465
France Télécom SA1	2,925,800	47,977
Taiwan Mobile Co., Ltd.1	14,430,000	35,465
Bell Aliant Inc.	855,000	22,560
Telefónica Czech Republic, AS1	842,000	17,961
Hellenic Telecommunications Organization SA1	1,508,000	6,446
Vodafone Group PLC1	1,045,500	2,700
		429,926

INDUSTRIALS — 9.73%
Schneider Electric SA1	1,103,032	59,386
Siemens AG1	553,500	50,004
Capita Group PLC1	3,855,000	42,135
Marubeni Corp.1	6,210,000	34,727
Aggreko PLC1	1,146,968	28,967
CCR SA, ordinary nominative	1,000,000	26,034
AB SKF, Class B1	1,255,000	23,652
Mitsubishi Corp.1	1,151,200	23,444
Geberit AG1	118,000	21,693
Kubota Corp.1	2,620,000	20,934
ASSA ABLOY AB, Class B1	783,500	16,130
Adani Enterprises Ltd.1	1,300,000	13,696
Komatsu Ltd.1	520,000	11,229
Meggitt PLC1	2,020,000	10,482
Vallourec SA1	180,000	10,317
Ryanair Holdings PLC (ADR)2	360,000	9,270
Orkla AS1	1,207,800	9,189
		411,289

UTILITIES — 9.04%
National Grid PLC1	12,590,655	124,837
Power Assets Holdings Ltd.1	15,028,000	114,326
GDF SUEZ1	2,400,271	71,704
Snam Rete Gas SpA1	7,000,000	32,313
CLP Holdings Ltd.1	1,550,000	13,904
Cia. Energética de Minas Gerais — CEMIG, preferred nominative	646,181	9,530
International Power PLC1	2,000,000	9,474
E.ON AG1	275,000	5,998
		382,086

ENERGY — 8.47%
Royal Dutch Shell PLC, Class B1	4,379,000	136,011
TOTAL SA1	2,453,500	108,176
Crescent Point Energy Corp.	1,640,500	61,759
Saipem SpA, Class S1	575,700	20,186
TransCanada Corp.	415,928	16,885
Oil Search Ltd.1	2,750,000	14,841
		357,858

MATERIALS — 7.67%
L’Air Liquide SA, non-registered shares1	450,466	52,676
Orica Ltd.1	1,953,067	43,747
Fletcher Building Ltd.1	6,955,000	40,411
Amcor Ltd.1	5,125,000	33,724
K+S AG1	638,000	33,545
Syngenta AG1	80,800	20,932
Impala Platinum Holdings Ltd.1	1,010,000	20,473
BASF SE1	315,300	19,131
PT Semen Gresik (Persero) Tbk1	17,030,000	15,932
Shin-Etsu Chemical Co., Ltd.1	290,000	14,219
Linde AG1	87,285	11,642
Mitsui Chemicals, Inc.1	2,937,000	9,786
Anglo American PLC1	235,000	7,964
		324,182

INFORMATION TECHNOLOGY — 5.68%
Taiwan Semiconductor Manufacturing Co. Ltd.1	35,271,506	79,917
Nintendo Co., Ltd.1	357,700	52,102
Canon, Inc.1	1,074,000	48,622
Samsung Electronics Co. Ltd.1	30,400	21,296
Keyence Corp.1	66,000	18,071
HTC Corp.1	568,102	12,481
HOYA Corp.1	329,800	7,600
		240,089

HEALTH CARE — 5.48%
Novartis AG1	1,626,000	90,746
GlaxoSmithKline PLC1	1,750,000	36,131
Sanofi1	347,683	22,829
Sonic Healthcare Ltd.1	1,837,000	20,101
Roche Holding AG1	113,600	18,276
CSL Ltd.1	610,000	17,400
Smith & Nephew PLC1	1,520,000	13,666
Shionogi & Co., Ltd.1	850,000	12,580
		231,729

CONSUMER DISCRETIONARY — 5.16%
Virgin Media Inc.	1,815,000	44,195
H & M Hennes & Mauritz AB, Class B1	935,000	27,930
Daimler AG1	538,000	23,830
Bayerische Motoren Werke AG1	280,000	18,553
OPAP SA1	1,756,007	17,817
Toyota Motor Corp.1	500,000	17,092
Wynn Macau, Ltd.1	7,176,800	16,580
Intercontinental Hotels Group PLC1	940,000	15,260
Naspers Ltd., Class N1	275,000	11,904
Volkswagen AG, nonvoting preferred1	87,000	11,510
Thomson Reuters Corp.	410,000	11,112
Esprit Holdings Ltd.1	2,026,442	2,458
		218,241

MISCELLANEOUS — 3.03%
Other common stocks in initial period of acquisition		128,203

Total common stocks (cost: $3,911,948,000)		3,900,273

Preferred stocks — 0.29%

FINANCIALS — 0.29%
HSBC Holdings PLC, Series 2, 8.00%	472,795	12,130

Total preferred stocks (cost: $12,000,000)		12,130

		Value
Rights — 0.00%		(000)

MISCELLANEOUS — 0.00%
Other rights in initial period of acquisition		$126

Total rights (cost: $116,000)		126

	Principal amount
Convertible securities — 0.07%	(000)

MATERIALS — 0.07%
Sino-Forest Corp. 4.25% convertible notes 20163	$13,074	3,007

Total convertible securities (cost: $12,161,000)		3,007

Bonds & notes — 0.99%

CONSUMER STAPLES — 0.39%
British American Tobacco International Finance PLC 8.125% 20133	12,159	13,861
British American Tobacco International Finance PLC 9.50% 20183	2,000	2,722
		16,583

FINANCIALS — 0.38%
SMFG Preferred Capital USD 3 Ltd., junior subordinated 9.50% (undated)3,4	5,410	5,953
Westfield Group 5.40% 20123	175	180
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20143	430	453
Westfield Group 5.70% 20163	4,540	4,872
Société Générale, junior subordinated 6.999% (undated)4	€6,200	4,652
		16,110

CONSUMER DISCRETIONARY — 0.17%
DaimlerChrysler North America Holding Corp. 7.30% 2012	$4,642	4,723
DaimlerChrysler North America Holding Corp. 6.50% 2013	1,990	2,186
		6,909

TELECOMMUNICATION SERVICES — 0.05%
Digicel Group Ltd. 12.00% 20143	2,000	2,250

Total bonds & notes (cost: $35,659,000)		41,852

Short-term securities — 6.06%

Fannie Mae 0.08%–0.17% due 11/7/2011–5/1/2012	121,500	121,485
Barclays U.S. Funding Corp. 0.08% due 10/3/2011	47,300	47,300
Freddie Mac 0.14%–0.155% due 12/15–12/19/2011	28,900	28,899
Straight-A Funding LLC 0.15% due 10/7/20113	15,800	15,799
Coca-Cola Co. 0.11% due 10/17/20113	9,800	9,799
Texas Instruments Inc. 0.15% due 11/14/20113	9,000	8,997
Federal Home Loan Bank 0.14% due 2/13/2012	7,600	7,599
Falcon Asset Securitization Co., LLC 0.17% due 10/3/20113	6,100	6,100
Westpac Banking Corp. 0.28% due 11/7/20113	6,100	6,099
Novartis Securities Investment Ltd. 0.18% due 11/14/20113	4,200	4,199

Total short-term securities (cost: $256,240,000)		256,276

Total investment securities (cost: $4,228,124,000)		$4,213,664
Other assets less liabilities		13,863

Net assets		$4,227,527

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $3,422,661,000, which represented 80.96% of the net assets of the fund. This amount includes $3,387,196,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Security did not produce income during the last 12 months.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $84,291,000, which represented 1.99% of the net assets of the fund.

4Coupon rate may change periodically.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Financials	$147,852	$467,358	*	$—	$615,210
Consumer staples	52,510	508,950	*	—	561,460
Telecommunication services	93,294	336,632	*	—	429,926
Industrials	35,304	375,985	*	—	411,289
Utilities	9,530	372,556	*	—	382,086
Energy	78,644	279,214	*	—	357,858
Materials	—	324,182	*	—	324,182
Information technology	—	240,089	*	—	240,089
Health care	—	231,729	*	—	231,729
Consumer discretionary	55,307	162,934	*	—	218,241
Miscellaneous	5,171	123,032	*	—	128,203
Preferred stocks	—	12,130		—	12,130
Rights	126	—		—	126
Convertible securities	—	3,007		—	3,007
Bonds & notes	—	41,852		—	41,852
Short-term securities	—	256,276		—	256,276
Total	$477,738	$3,735,926		$—	$4,213,664

* Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $3,387,196,000 of investment securities were classified as Level 2 instead of Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$425,865
Gross unrealized depreciation on investment securities	(441,167)
Net unrealized depreciation on investment securities	(15,302)
Cost of investment securities for federal income tax purposes	4,228,966

Key to abbreviation and symbol

ADR = American Depositary Receipts
€ = Euros

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-934-1111O-S29388

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERNATIONAL GROWTH AND INCOME FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: November 28, 2011

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: November 28, 2011